UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/06

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    11/08/06

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              32
                                               --------

Form 13F Information Table Value Total:        $117,610
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
----------------------------   --------------   --------- -----------  --------  ---  ----  ------- -------- ------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Brookdale Senior Living        COM               112463104    3704      79800    SH         Sole                             79800
Campbell Soup Co               COM               134429109     803      22000    SH         Sole                             22000
Chaparral Steel Co             COM               159423102     218       6400    SH         Sole                              6400
Dean Foods Co                  COM               242370104    5807     138187    SH         Sole                            138187
Diamonds Trust                 UNIT SER 1        252787106    7600      65100    SH         Sole                             65100
Energy SPDR                    SBI INT-ENERGY    81369y506    3047      57000    SH         Sole                             57000
Equity Office Pptys Trust      COM               294741103     863      21700    SH         Sole                             21700
Exelon Corp                    COM               30161n101    2500      41300    SH         Sole                             41300
ExxonMobil Corp                COM               30231G102    1248      18600    SH         Sole                             18600
Financial SPDR                 SBI INT-FINL      81369Y605    4989     144100    SH         Sole                            144100
General Dynamics Corp          COM               369550108    7418     103500    SH         Sole                            103500
Healthspring                   COM               42224n101     766      39800    SH         Sole                             39800
Landstar Systems Inc           COM               515098101    2374      55600    SH         Sole                             55600
Marriott Intl Inc New Cl A     CL A              571903202     359       9300    SH         Sole                              9300
Mastercard Inc                 COM               57636q104    3124      44400    SH         Sole                             44400
Merck & Co Inc                 COM               589331107    4299     102600    SH         Sole                            102600
Midcap Spdr Tr Unit Ser 1      UNIT SER 1        595635103    8757      63600    SH         Sole                             63600
Morgan Stanley                 COM               617446448    3587      49200    SH         Sole                             49200
Nasdaq 100 Tr Unit             UNIT SER 1        631100104    7260     178600    SH         Sole                            178600
News Corp Cl B                 CL B              65248e203     539      26100    SH         Sole                             26100
Oregon Steel Mills             COM               686079104    1158      23700    SH         Sole                             23700
Prudential Financial Inc       COM               744320102     854      11200    SH         Sole                             11200
Stericycle Inc                 COM               858912108    4739      67900    SH         Sole                             67900
Sunrise Senior Living, Inc     COM               86768K106    2091      70000    SH         Sole                             70000
US Bancorp                     COM               902973304    2913      87700    SH         Sole                             87700
United Technologies            COM               913017109    6303      99500    SH         Sole                             99500
Utility SPDR                   SBI INT-UTILS     81369y886    1407      41400    SH         Sole                             41400
Waste Connections Inc          COM               941053100    3641      96050    SH         Sole                             96050
iShares Dividend Index Fund    DJ SEL DIV INX    464287168    2079      31300    SH         Sole                             31300
iShares MSCI Mexico            MSCI MEXICO       464286822    2567      59400    SH         Sole                             59400
iShares Russell 2000 Indx Fd   RUSSELL 2000      464287655   11138     154700    SH         Sole                            154700
iShares Tr MSCI EAFE Indx      MSCI EAFE IDX     464287465    9458     139600    SH         Sole                            139600
REPORT SUMMARY                       32 DATA RECORDS        117610               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED